Share-Based Compensation (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	21,100,000
Compensation cost capitalized	$ 1,000,000.0	$ 1,100,000	$ 1,200,000
Bonus Shares and Plans
Common shares reserved for future issuance	4,653,912	5,049,687	5,264,285
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	750,000
Share-based compensation expense	$ 87,502	$ 80,000	$ 122,000
Bonus Shares and Plans
Maximum percent of salary contributed	10.00%
Discount on market value of shares	15.00%
Shares issued	7,475	10,410	11,022
Stock Options | Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option term	10 years
Vesting period	3 years
Share-based compensation expense	$ 12,000	$ 73,000	$ 165,000
Weighted average fair value of options granted (USD per share)	$ 0		$ 0
Options granted in period (in shares)	0
Exercise price for options outstanding lower limit (USD per share)	$ 20.32
Exercise price for options outstanding upper limit (USD per share)	$ 39.59
Weighted average remaining contractual life of options exercisable	4 years
Weighted average remaining contractual life of options outstanding	4 years
Total intrinsic value of options exercised	$ 1,400,000	1,400,000	$ 3,500,000
Number of options outstanding and exercisable that had an exercise price lower than the Company's share price	1,400,000
Aggregate intrinsic value of options	$ 9,600,000
Total cash received from the exercise of options	5,000,000.0	6,700,000	14,400,000
Unrecognized compensation costs related to nonvested options	$ 0
Stock Options | First Portion | Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percent	20.00%
Stock Options | Second Portion | Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percent	50.00%
Stock Options | Third Portion | Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percent	100.00%
Restricted Stock | Long Term Incentive Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 11,100,000	$ 11,300,000	$ 12,200,000
Shares granted	343,000
Compensation costs not yet recognized, period for recognition	1 year 2 months 12 days
Long Term Incentive Shares
Granted (USD per share)	$ 39.89	$ 39.93	$ 32.48
Total unrecognized compensation cost related to nonvested shares	$ 8,400,000
Total fair value of restricted shares vested	$ 10,600,000	$ 11,700,000	$ 9,000,000.0
Restricted Stock | Long Term Incentive Shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Restricted Stock | Long Term Incentive Shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
Restricted Stock Units (RSUs) | First Portion | 2008 plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Restricted Stock Units (RSUs) | First Portion | 2008 plan | 2017 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Restricted Stock Units (RSUs) | First Portion | 2008 plan | 2016 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Bonus Shares | Bonus Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 1,700,000	$ 2,000,000.0	$ 4,700,000
Shares granted	41,620	51,416	140,376
Bonus Shares | Bonus Shares | Minimum
Bonus Shares and Plans
Percent of bonuses taken in cash	100.00%
Bonus Shares | Bonus Shares | Maximum
Bonus Shares and Plans
Percent of bonuses taken in cash	120.00%
Salaries, Wages and Officers' Compensation	$ 50,000
Performance Shares | Profit Sharing Plan
Bonus Shares and Plans
Maximum percent of salary contributed	5.00%
Profit sharing plan expense	$ 706,000	$ 730,000	$ 669,000
Chief Executive Officer | Restricted Stock Units (RSUs) | 2008 plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Chief Executive Officer | Restricted Stock Units (RSUs) | 2008 plan | Maximum | 2018 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percent	250.00%
Chief Executive Officer | Restricted Stock Units (RSUs) | 2008 plan | Maximum | 2017 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percent	272.00%
Chief Executive Officer | Restricted Stock Units (RSUs) | 2008 plan | Maximum | 2016 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percent	272.00%
Chief Executive Officer | Restricted Stock Units (RSUs) | First Portion | 2008 plan | 2018 Grant
Long Term Incentive Shares
Monte Carlo RSU Valuation	149.00%
Chief Executive Officer | Restricted Stock Units (RSUs) | First Portion | 2008 plan | 2017 Grant
Long Term Incentive Shares
Monte Carlo RSU Valuation		132.00%
Chief Executive Officer | Restricted Stock Units (RSUs) | First Portion | 2008 plan | 2016 Grant
Long Term Incentive Shares
Monte Carlo RSU Valuation			174.00%
Executives Other | Restricted Stock Units (RSUs) | 2008 plan | 2018 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Executives Other | Restricted Stock Units (RSUs) | 2008 plan | Maximum | 2018 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percent	200.00%
Executives Other | Restricted Stock Units (RSUs) | 2008 plan | Maximum | 2017 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percent	200.00%
Executives Other | Restricted Stock Units (RSUs) | 2008 plan | Maximum | 2016 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percent	200.00%
Executives Other | Restricted Stock Units (RSUs) | First Portion | 2008 plan | 2018 Grant
Long Term Incentive Shares
Monte Carlo RSU Valuation	125.00%
Executives Other | Restricted Stock Units (RSUs) | First Portion | 2008 plan | 2017 Grant
Long Term Incentive Shares
Monte Carlo RSU Valuation		105.00%
Executives Other | Restricted Stock Units (RSUs) | First Portion | 2008 plan | 2016 Grant
Long Term Incentive Shares
Monte Carlo RSU Valuation			136.00%
Chief Financial Officer | Restricted Stock Units (RSUs) | First Portion | 2008 plan | 2016 Grant
Long Term Incentive Shares
Monte Carlo RSU Valuation	160.00%
Chief Financial Officer | Restricted Stock Units (RSUs) | First Portion | 2016 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Chief Financial Officer | Restricted Stock Units (RSUs) | Second Portion | 2017 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Chief Financial Officer | Restricted Stock Units (RSUs) | Second Portion | 2016 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years